Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000
Previously Paid Amount	0
Total Fee Amount	20,715
Total Offset Amount	13,905
Net Fee	$ 6,810